Document and Entity Information	Apr. 28, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	Avery Dennison Corp
Amendment Flag	false
Entity Central Index Key	0000008818
Document Type	8-K
Document Period End Date	Apr. 28, 2021
Entity Incorporation State Country Code	DE
Entity File Number	1-7685
Entity Tax Identification Number	95-1492269
Entity Address, Address Line One	207 Goode Avenue
Entity Address, City or Town	Glendale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91203
City Area Code	(626)
Local Phone Number	304-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $1 par value
Trading Symbol	AVY
Security Exchange Name	NYSE
Senior Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.25% Senior Notes due 2025
Trading Symbol	AVY25
Security Exchange Name	NASDAQ